Schedule I - Condensed Financial Information (Parent Only) - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Jun. 14, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 19,262		$ 33,125	$ 43,531	$ 43,495	$ 17,521
Accounts receivable, net	6,459		2,777		3,832
Inventories, net	11,635		4,240		3,256
Prepaid expenses and other current assets	5,876		3,153		2,340
Total current assets	93,013		51,923		65,194
Property and equipment, net	8,824		5,810		6,289
Marketable securities-long-term					1,868
Goodwill	37,691		37,552		37,996	4,586
Intangible assets, net	8,905		8,464		7,158
Investment in subsidiary	325		340		487
Other long-term assets			1,801		1,439
Total assets	148,758		105,890		120,431
Current liabilities:
Accounts payable (intercompany payable of $906 and $1,027, respectively)	6,622		7,174		6,271
Accrued expenses	21,594		18,956		3,627
Accrued legal liability					450
Current portion of contingent consideration					5,974
Current portion of long-term debt-related parties	779		1,123		1,064
Current portion of long-term debt	842		766		230
Total current liabilities	29,837		28,019		17,616
Long-term liabilities:
Deferred compensation	2,199		2,174		1,463
Deferred rent	1,544		904		255
Deferred income tax liability	99		206		697
Long-term debt-related parties			496		1,619
Long-term debt					737
Convertible bonds			14,498
Convertible bonds-related parties		$ 24,000	16,129
Derivative liability			8,795
Total liabilities	33,858		71,221		22,387
Stockholders' equity:
Common stock, par value $0.001 per share, 250,000,000 shares authorized at December 31, 2015 and 2016; 40,330,124, and 42,342,706 issued at December 31, 2015 and 2016, respectively; 39,907,796, and 40,685,786 shares outstanding at December 31, 2015 and 2016, respectively	60		42		40
Additional paid-in capital	419,854		237,581		206,679
Accumulated other comprehensive loss	(412)		(1,304)		(223)
Accumulated deficit	(297,993)		(195,106)		(107,391)
Less: treasury stock, at cost; 422,328 shares at December 31, 2015 and 1,656,920 shares at December 31, 2016	(7,406)		(7,406)		(1,545)
Total Athenex, Inc. stockholders' equity	114,103		33,807		97,560
Non-controlling interests	797		862		484
Total stockholders' equity	114,900		34,669		98,044	27,835
Total liabilities and stockholders' equity	$ 148,758		105,890		120,431
Parent Company
Current assets:
Cash and cash equivalents			28,677		41,756	$ 17,295
Marketable securities-current			8,628		12,271
Accounts receivable, net			2,620		3,327
Inventories, net			466		495
Prepaid expenses and other current assets			2,117		1,715
Total current assets			42,508		59,564
Property and equipment, net			4,039		4,836
Investment			340		487
Marketable securities-long-term					1,868
Goodwill			32,638		32,643
Intangible assets, net			5,542		3,725
Investment in subsidiary			14,289		10,589
Due from subsidiary			5,725		4,812
Other long-term assets			1,801		1,439
Total assets			106,882		119,963
Current liabilities:
Accounts payable (intercompany payable of $906 and $1,027, respectively)			5,641		5,021
Accrued expenses			18,848		3,628
Accrued legal liability					450
Current portion of contingent consideration					5,974
Current portion of long-term debt-related parties			1,123		1,064
Current portion of long-term debt			766		230
Total current liabilities			26,378		16,367
Long-term liabilities:
Deferred compensation			2,174		1,463
Deferred rent			904		255
Deferred income tax liability			215		457
Long-term debt-related parties			496		1,619
Long-term debt					737
Convertible bonds			14,498
Convertible bonds-related parties			16,129
Derivative liability			8,795
Total liabilities			69,589		20,898
Stockholders' equity:
Common stock, par value $0.001 per share, 250,000,000 shares authorized at December 31, 2015 and 2016; 40,330,124, and 42,342,706 issued at December 31, 2015 and 2016, respectively; 39,907,796, and 40,685,786 shares outstanding at December 31, 2015 and 2016, respectively			42		40
Additional paid-in capital			237,581		206,679
Accumulated other comprehensive loss			41		167
Accumulated deficit			(193,827)		(106,760)
Less: treasury stock, at cost; 422,328 shares at December 31, 2015 and 1,656,920 shares at December 31, 2016			(7,406)		(1,545)
Total Athenex, Inc. stockholders' equity			36,431		98,581
Non-controlling interests			862		484
Total stockholders' equity			37,293		99,065
Total liabilities and stockholders' equity			$ 106,882		$ 119,963